Other (Income)/Deductions - Net - Footnotes - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Income from resolution of contract disagreement		$ 62	$ 116
Payments for merger termination costs	$ 150		$ 150
Writedown of assets to net realizable value				$ 194
Income (Loss) from equity method investments				45
ViiV Healthcare Limited [Member]
Business Acquisition [Line Items]
Change in fair value of fair value contingent consideration liabilities				$ 159
Operating Segments [Member] | Innovative Health Segment [Member] | ViiV Healthcare Limited [Member]
Business Acquisition [Line Items]
Dividend income		$ 266